8. Share-based payments (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Nonemployee common stock warrants -- Fully-vested upon issuance [Member]
Number of Warrants
Outstanding, Beginning	10,866,071	7,664,568	8,488,235
Granted		5,749,503	94,333
Exercised
Forfeited or expired		(2,548,000)	(918,000)
Outstanding, Ending		10,866,071	7,664,568
Exercisable, Ending		10,866,071
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.49	$ 0.72	$ 0.69
Granted		0.49	0.48
Exercised
Forfeited or expired		1.09	0.19
Outstanding, Ending		0.49	$ 0.72
Exercisable, Ending		$ 0.49
Weighted-average Remaining Life (Years)
Outstanding		2 years 4 months 24 days
Exercisable		2 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding, Ending		$ 8,000
Exercisable, Ending		$ 8,000
Warrant [Member]
Number of Warrants
Outstanding, Beginning	10,866,071
Granted	3,050,000
Forfeited or expired	(3,270,235)
Outstanding, Ending	10,645,836	10,866,071
Exercisable, Ending	10,645,836
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.72
Granted	0.09
Forfeited or expired	0.58
Outstanding, Ending	0.35	$ 0.72
Exercisable, Ending	$ 0.35
Weighted-average Remaining Life (Years)
Outstanding	2 years 6 months
Exercisable	2 years 6 months
Aggregate Intrinsic Value
Outstanding, Ending	$ 6,000
Exercisable, Ending	$ 6,000